SCHEDULE OF FAIR VALUE OF WARRANTS (Details)	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Measurement Input, Expected Term [Member] | Minimum [Member]
Business Combination [Line Items]
Warrant measurement input	0.8	1.54	1.8	2.54
Measurement Input, Expected Term [Member] | Maximum [Member]
Business Combination [Line Items]
Warrant measurement input	9.7	10.00	9.7	9.57
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Warrant measurement input		35
Measurement Input, Price Volatility [Member] | Minimum [Member]
Business Combination [Line Items]
Warrant measurement input	35.0		28.4	30.2
Measurement Input, Price Volatility [Member] | Maximum [Member]
Business Combination [Line Items]
Warrant measurement input	39.4		30.8	33.6
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Business Combination [Line Items]
Warrant measurement input	4.4	3.42	3.5	4.17
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Business Combination [Line Items]
Warrant measurement input	5.1	4.10	4.1	4.46
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Warrant measurement input